PARTY-IN-INTEREST AND RELATED PARTY TRANSACTIONS (Details) - EBP 007 - Fortis Inc. Common Stock - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	58,808	44,939
Cost basis	$ 2,482,929	$ 1,819,900
Increase from dividend income on investment	$ 98,605